Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current trade and other payables
Trade payables		$ 7,725	$ 5,692	$ 4,324
Shares to be issued		2,500
Accruals		1,321	4,322	648
Related party payable			477
Payroll liabilities		2,077	2,210	1,413
Sales tax payable		116	949	624
Deferred income		318	974	1,129
Other creditors		540	833	778
Total current trade and other payables	$ 18,429	14,597	15,457	8,917
Non-current other payables
Non-current accrued interest		6,129
Non-current accrued loan and other fees		314
Total non-current other payables	$ 9,044	$ 6,443